Related Party Transactions - Schedule of Nature of Relationships with Related Parties (Details)	6 Months Ended
Dec. 31, 2024
Gangjiang Li [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Principle Shareholder
Jinan Zhongshi Huiyun Technology Co., Ltd. (formerly known as “Jinan Huiyun Quantum Technology Co., Ltd.”) (“Jinan Zhongshi Huiyun”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	46.01% controlled by Gangjiang Li and 1.36% controlled by Yi Ma
Nanjing Guosheng Huaxing Technology Co., Ltd. (“Nanjing Guosheng Huaxing”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	26.32% controlled by Gangjiang Li and 13.43% controlled by Yi Ma
Bejing Guosheng Huaxing Technology Co., Ltd. (“Beijing Guosheng Huaxing”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Controlled by Gangjiang Li
Beijing Zhongshi Huiyun Technology Co., Ltd. (“Beijing Zhongshi Huiyun”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Controlled by Gangjiang Li
Nanjing Baishi Cloud Technology Co. Ltd. (“Nanjing Baishi Cloud”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Controlled by Gangjiang Li
Nanjing Baishi Cloud Technology Co., Ltd. (“Nanjing Baishi Cloud”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Controlled by Gangjiang Li